RELATED PARTY TRANSACTIONS - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£) director connectedPerson	Dec. 31, 2021 GBP (£) connectedPerson director		Dec. 31, 2020 GBP (£) connectedPerson director
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	3.67%	1.77%		2.28%
Other provisions	£ 1,809,000,000	£ 2,092,000,000
Customer deposits	£ 475,331,000,000	£ 476,344,000,000
Number of investment vehicles	125	145
Financial assets at fair value through profit or loss	£ 180,609,000,000	£ 206,771,000,000
Fee and commission income	2,835,000,000	2,608,000,000		£ 2,308,000,000
Loans and advances to customers	454,899,000,000	448,567,000,000
Balances on term deposits from customers	58,000,000	22,000,000
Segment external assets	877,829,000,000	886,525,000,000
Liabilities	830,308,000,000	833,373,000,000
Profit for the year	5,555,000,000	5,885,000,000		1,387,000,000
Cash flows from (used in) financing activities	(6,613,000,000)	(3,234,000,000)	[1]	(5,319,000,000)	[1]
Interest income	17,645,000,000	13,258,000,000		14,306,000,000
Schroder Wealth Holdings Limited
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Management fee expense	5,000,000	7,000,000
Operating margin guarantee
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Payments related to guarantees made by entity	18,000,000	10,000,000
Other associates at fair value through profit and loss
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Segment external assets	4,709,000,000	3,889,000,000
Liabilities	5,557,000,000	4,412,000,000
Turnover	4,196,000,000	3,686,000,000
Profit for the year	228,000,000	187,000,000
Cash flows from (used in) financing activities	1,466,000,000	1,265,000,000
Interest income	98,000,000	86,000,000
Pension funds
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits	£ 155,000,000	£ 480,000,000
Consolidated
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of investment vehicles	73	73
Unconsolidated
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Current investments	£ 196,000,000	£ 427,000,000
Money redeemed from disposal of unconsolidated OEICs	486,000,000	820,000,000
Financial assets at fair value through profit or loss	1,491,000,000	1,965,000,000
Fee and commission income	80,000,000	96,000,000
Outstanding
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Loans and advances to customers	21,000,000	14,000,000
Key management personnel of entity or parent
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Pension contributions	£ 0	£ 0		£ 0
Interest rate on deposits (percent)	5.00%	1.00%		2.00%
Key management personnel of entity or parent | Loans to key management personnel
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Other provisions	£ 0	£ 0		£ 0
Key management personnel of entity or parent | Bottom of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	1.01%	0.39%		0.39%
Key management personnel of entity or parent | Top of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	30.15%	22.93%		24.20%
Directors and connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Outstanding commitments made by entity	£ 2,000.0	£ 900,000		£ 600,000
Directors
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | director	2	2		4
Connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | connectedPerson	0	1		2

[1]	1 Restated, see page F-16.